Note 18. Stockholders' Equity (Stock-Based Compensation Expense Allocation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 34.9	$ 15.8	$ 18.4
Cost of Goods, Total [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	4.5	1.7	1.1
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	28.9	12.6	15.5
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 1.5	$ 1.5	$ 1.8